Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Property, Plant and Equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets in construction £m	Total £m
Cost at 1 January 2018	7,467	11,751	2,501	21,719
Exchange adjustments	150	187	25	362
Other additions	33	190	1,135	1,358
Capitalised borrowing costs	—	—	21	21
Disposals and write-offs	(90)	(440)	(53)	(583)
Reclassifications	403	1,016	(1,486)	(67)
Transfer to assets held for sale	(152)	(167)	(3)	(322)

Cost at 31 December 2018	7,811	12,537	2,140	22,488
Implementation of IFRS 16	(64)	(106)	—	(170)

At 31 December 2018, as adjusted	7,747	12,431	2,140	22,318
Exchange adjustments	(254)	(381)	(70)	(705)
Additions through business combinations	149	177	34	360
Other additions	42	154	1,084	1,280
Capitalised borrowing costs	—	—	25	25
Disposals and write-offs	(34)	(528)	(11)	(573)
Reclassifications	243	919	(1,231)	(69)
Transfer to assets held for sale	(261)	(711)	(65)	(1,037)

Cost at 31 December 2019	7,632	12,061	1,906	21,599

Depreciation at 1 January 2018	(3,036)	(7,260)	—	(10,296)
Exchange adjustments	(61)	(111)	—	(172)
Charge for the year	(268)	(686)	—	(954)
Disposals and write-offs	77	401	—	478
Transfer to assets held for sale	55	122	—	177

Depreciation at 31 December 2018	(3,233)	(7,534)	—	(10,767)
Implementation of IFRS 16	30	42	—	72

At 31 December 2018, as adjusted	(3,203)	(7,492)	—	(10,695)
Exchange adjustments	74	196	—	270
Charge for the year	(265)	(752)	—	(1,017)
Disposals and write-offs	19	380	—	399
Transfer to assets held for sale	159	477	—	636

Depreciation at 31 December 2019	(3,216)	(7,191)	—	(10,407)

Impairment at 1 January 2018	(161)	(359)	(43)	(563)
Exchange adjustments	(8)	(4)	(1)	(13)
Disposals and write-offs	10	59	22	91
Impairment losses	(16)	(143)	(46)	(205)
Reversal of impairments	1	6	—	7
Transfer to assets held for sale	—	20	—	20

Impairment at 31 December 2018	(174)	(421)	(68)	(663)
Implementation of IFRS 16	—	—	—	—

At 31 December 2018, as adjusted	(174)	(421)	(68)	(663)
Exchange adjustments	13	11	6	30
Disposals and write-offs	2	77	36	115
Impairment losses	(312)	(329)	(38)	(679)
Reversal of impairments	2	8	—	10
Transfer to assets held for sale	90	209	44	343

Impairment at 31 December 2019	(379)	(445)	(20)	(844)

Total depreciation and impairment at 31 December 2018	(3,407)	(7,955)	(68)	(11,430)
Total depreciation and impairment at 31 December 2019	(3,595)	(7,636)	(20)	(11,251)

Net book value at 1 January 2018	4,270	4,132	2,458	10,860

Net book value at 31 December 2018	4,404	4,582	2,072	11,058

Net book value at 31 December 2019	4,037	4,425	1,886	10,348